STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 136,082,265
Employer contributions	81,014,687
Rollover contributions	10,860,021
Total contributions	227,956,973
Investment Income:
Interest and dividends	29,133,187
Net appreciation in fair value of investments	310,658,714
Income from Master Trust	348,154,066
Net investment income	687,945,967
Interest income on notes receivable from participants	3,262,994
Total additions	919,165,934
DEDUCTIONS:
Benefits paid to participants	442,187,703
Administrative expenses	2,917,863
Total deductions	445,105,566
NET INCREASE IN NET ASSETS BEFORE TRANSFERS	474,060,368
PLAN TO PLAN TRANSFER, NET	14,760,499
NET INCREASE IN NET ASSETS	488,820,867
Beginning of year	4,431,419,490
End of year	$ 4,920,240,357